COMMITMENTS AND CONTINGENCIES (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 29, 2015	Apr. 30, 2017	Apr. 30, 2016
Gain Contingencies [Line Items]
Operating Leases, Rent Expense		$ 207,000	$ 101,000
Chief Executive Officer [Member]
Gain Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total	$ 350,000
Chief Financial Officer [Member]
Gain Contingencies [Line Items]
Salaries, Wages and Officers' Compensation, Total	$ 150,000